Short-term debt (Schedule of Short-term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Short-term debt	$ 13,296	$ 356
Short-term bank loans
Short-term Debt [Line Items]
Short-term debt	10,794	0
Revolving Credit Facility
Short-term Debt [Line Items]
Short-term debt	2,500	0
Bank overdrafts
Short-term Debt [Line Items]
Short-term debt	$ 2	$ 356